Common Stock - Warrant Offerings (Details) - USD ($)	Jun. 30, 2025	May 31, 2025	May 31, 2024
Stockholders' Equity
Loan principal secured amount			$ 500,000
Class C Common Stock
Stockholders' Equity
Warrant purchase		30,525
Price of warrants		$ 32.76
Subordinated convertible promissory note
Stockholders' Equity
Loan principal secured amount	$ 5,000,000
Note and warrant purchase agreement | Class C Common Stock
Stockholders' Equity
Warrant purchase		30,525
Price of warrants		$ 32.76
Note and warrant purchase agreement | Subordinated convertible promissory note
Stockholders' Equity
Loan principal secured amount		$ 5,000,000